CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Preferred Shares - par value	$ 1.00	$ 1.00
Preferred Shares - shares authorized	15,000,000	15,000,000
Common Stock - par value	$ 1.00	$ 1.00
Common Stock - shares authorized	185,000,000	85,000,000
Common Stock - shares issued	84,712,295	57,969,448
Common Stock - shares outstanding	84,712,295	57,969,448
Preferred Class B Shares
Preferred Shares - shares issued	2,000,000	2,000,000
Preferred Shares - shares outstanding	2,000,000	2,000,000
Preferred Class C Shares
Preferred Shares - shares issued	2,000,000	2,000,000
Preferred Shares - shares outstanding	2,000,000	2,000,000